Leases and Other Liabilities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Instalments	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about other liabilities [line Items]
Mining contractor liability	$ 3,500	$ 5,950	$ 5,940
Success fee to mining contractor	4,675
Repayment amount upon failing to achieve milestone	$ 3,500
Office space, cars and equipment [member] | Bottom of range [member]
Disclosure of detailed information about other liabilities [line Items]
Leases useful life	2 years
Office space, cars and equipment [member] | Top of range [member]
Disclosure of detailed information about other liabilities [line Items]
Leases useful life	5 years
Land lease [member]
Disclosure of detailed information about other liabilities [line Items]
Leases useful life	40 years
Thacker Pass [Member]
Disclosure of detailed information about other liabilities [line Items]
Number of instalments | Instalments	7
Mining contractor liability	$ 3,500			$ 2,000	$ 1,500